Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Future minimum rental receipts
Year ended December 31,	Amount
2019	$176,339
2020	123,347
2021	63,296
2022	53,564
2023	51,216
Thereafter	60,432

Total	$528,194

Schedule of future minimum payments other
Year ended December 31,	Amount
2019	$ 16,118
2020	8,699

Total	$ 24,817